Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [Line Items]
Minimum lease payments		₩ 381,742
Present value of minimum lease payments		283,806
Undiscounted operating lease payments to be received	₩ 5,757,009
Less than 1 year
Disclosure of maturity analysis of operating lease payments [Line Items]
Minimum lease payments		87,709
Present value of minimum lease payments		57,200
Undiscounted operating lease payments to be received	686,445
1~5 Years
Disclosure of maturity analysis of operating lease payments [Line Items]
Minimum lease payments		228,783
Present value of minimum lease payments		170,676
Undiscounted operating lease payments to be received	2,334,883
More than 5 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Minimum lease payments		65,250
Present value of minimum lease payments		₩ 55,930
Undiscounted operating lease payments to be received	₩ 2,735,681